RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
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. RELATED PARTY TRANSACTIONS AND BALANCES
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.
The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Relationship with the Group
Shanghai Yijia Chuangye Investment Center LLP (“Yijia Chuangye”)	An entity controlled by Mr. Jin Guangjie (“Founder and CEO of the Group”)
Shanghai Laiguan Property Management Co., Ltd. (“Laiguan”)	An entity controlled by certain shareholders of the Group
Shanghai Ziniu Property Management Co., Ltd. (“Ziniu Property”)	An entity controlled by certain shareholders of the Group
Shanghai Q&K Fashion Life Co., Ltd. (“Q&K Fashion”)	An entity controlled by Founder and CEO of the Group
Shanghai Qingke Robot Technology Co., Ltd. (“Robot”) (i)	An affiliate of Founder and CEO of the Group
Shanghai Yijia Property Management Co., Ltd. (“Yijia Property”)	An entity controlled by certain shareholders of the Group
Shanghai Xulong Trading Co., Ltd. (“Xulong”) (ii)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Youzhen Information Technology Co., Ltd. (“Youzhen”)	An entity controlled by the parents of Founder and CEO of the Group
Shanghai Qingji Property Management Co., Ltd. (“Qingji”)	An entity controlled by certain shareholders of the Group
Key Space(S) Ptd. Ltd. (“Key Space”)	An entity controlled by certain shareholder of the Group

(i)	Robot ceased to be a related party of the Group in April 2019.
(ii)	Xulong ceased to be a related party of the Group in March 2019.
The Group entered into the following transactions with its related parties:
For the years ended September 30, 2018, 2019 and 2020, services provided by the related parties were RMB210,963, RMB139,026 and RMB 47,464, respectively
:

	For the years ended September 30,
	2018	2019	2020
Purchases of property and equipment from Xulong.	77,676	12,205	—
Labor outsourcing service expense to Laiguan	48,861	43,003	25,059
Labor outsourcing service expense to Qingji.	19,258	41,180	22,405
Value-added service cost to Robot	42,352	28,336	—
Storage and logistic service expense to Xulong	14298	4,582	—
Marketing service expense to Xulong.	8,364	9,720	—
Research and development expense to Robot	154	—	—

Total	210,963	139,026	47,464

As stated in Note 9, in July and September 2020, the Group issued convertible notes in exchange f
or
cash of $22,818 (RMB 155,393) and $1,200 (RMB 8,172), respectively, to Key Space. Among the July Note of $22,818, $6,777 and $16,041 are subject to interest rate of 15% per annum and 17% per annum respectively. Among the September Note of $1,200, $356 and $844 are subject to interest rate of 15% per annum and 17% per annum respectively. For the year ended September 30, 2020, the Group accrued interest expenses of RMB 4,365 on the convertible notes.
As of September 30, 2019 and 2020, amounts due from related parties were RMB5,587 and RMB168, respectively, and details are as follows:

	As of September 30,
	2019	2020
Yijia Chuangye (i)	4,400	—
Laiguan	1,024	—
Youzhen.	125	125
Others	38	43

Total	5,587	168

(i)
Represents related party loans to Yijia Chuangye, which were interest free and payable on demand. During the year ended September 30, 2020, the Company fully collected the balance from the related party as well as the balance due from Laiguan.

As of September 30, 2019 and 2020, amounts due to related parties were RMB 3,121 and RMB 6,594, respectively, and details are as follows:

	As of September 30,
	2019	2020
Yijia Property.	2,366	4,156
Qingji	743	1,539
Laiguan	—	882
Others	12	17

Total	3,121	6,594